Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund Fund Summaries | Inception: January 22, 2001
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund is a stock fund that seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In taking a growth approach to stock selection, the Fund normally will invest at least 80% of net assets (including any borrowings for investment purposes) in the common stocks of large companies. A large company is defined as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index (“Russell Index”), a widely used benchmark of the largest domestic growth stocks ranging from $460 million to $547 billion in capitalization as of May 27, 2016 (the median market capitalization as of March 31, 2017, was approximately $9.1 billion, and is subject to change). The market capitalization of the companies in the Fund’s portfolio and the Russell Index will change over time. The Fund may continue to hold securities of a portfolio company that subsequently depreciates below the large-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of large-capitalization companies at any given time. The Fund will not cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.

The approach of the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), generally is to look for companies with what it expects to have an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.

As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, however, T. Rowe Price may deviate from its normal investment approach. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

		While most of the Fund’s assets typically will be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.

Focused Investment Risk    A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

Foreign Risk    Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Growth Style Risk    The risk that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Issuer Risk    The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk    The risk that the subadviser’s decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the subadviser’s investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the subadviser’s ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Market Risk    The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Securities markets may, in response to governmental actions or intervention, economic or market developments, geopolitical events or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.

		Market Capitalization Risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q1 2012 | 19.54% Worst Quarter: Q4 2008 | -21.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expenses Waived by RE Advisers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[2]
1 YR	rr_ExpenseExampleYear01	$ 97
3 YR	rr_ExpenseExampleYear03	309
5 YR	rr_ExpenseExampleYear05	539
10 YR	rr_ExpenseExampleYear10	$ 1,199
2007	rr_AnnualReturn2007	17.55%	[3]
2008	rr_AnnualReturn2008	(40.93%)	[3]
2009	rr_AnnualReturn2009	51.66%	[3]
2010	rr_AnnualReturn2010	15.54%	[3]
2011	rr_AnnualReturn2011	(2.09%)	[3]
2012	rr_AnnualReturn2012	17.57%	[3]
2013	rr_AnnualReturn2013	43.40%	[3]
2014	rr_AnnualReturn2014	8.38%	[3]
2015	rr_AnnualReturn2015	9.43%	[3]
2016	rr_AnnualReturn2016	2.54%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
1 YR	rr_AverageAnnualReturnYear01	2.54%	[3]
5 YR	rr_AverageAnnualReturnYear05	15.44%	[3]
10 YR	rr_AverageAnnualReturnYear10	9.34%	[3]
Growth Fund | Returns after taxes on distributions | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	2.14%	[3]
5 YR	rr_AverageAnnualReturnYear05	14.07%	[3]
10 YR	rr_AverageAnnualReturnYear10	8.39%	[3]
Growth Fund | Returns after taxes on distributions and sale of fund shares | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	1.73%	[3]
5 YR	rr_AverageAnnualReturnYear05	12.35%	[3]
10 YR	rr_AverageAnnualReturnYear10	7.58%	[3]
Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	7.08%	[3]
5 YR	rr_AverageAnnualReturnYear05	14.50%	[3]
10 YR	rr_AverageAnnualReturnYear10	8.33%	[3]
Growth Fund | Standard & Poor’s 500 Stock Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	11.96%	[3]
5 YR	rr_AverageAnnualReturnYear05	14.66%	[3]
10 YR	rr_AverageAnnualReturnYear10	6.95%	[3]

[1]	RE Advisers has contractually agreed, through at least April 30, 2018, to limit the Fund’s operating expenses to an amount not to exceed 0.95%. Operating expenses exclude interest: taxes; brokerage commissions; other expenditures that are capitalized in accordance with generally accepted accounting principles; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and the fees and expenses associated with an investment in (i) an investment company or (ii) any company that would be an investment company under Section 3(a) of the 1940 Act, but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act.
[2]	After Waivers
[3]	For periods prior to December 5, 2008, the performance information for the Growth Fund (formerly the Nasdaq-100 Index Tracking Stock℠ Fund) reflects its previous investment strategy of matching, as closely as possible, before expenses, the performance of the Nasdaq-100 Index®.